Related Parties - Summary of Balances and Transactions (Details) - Associates And Joint Ventures In Which BBVA And Caixabank Hold Interest - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Receivables from associates and joint ventures for current operations	€ 6	€ 8
Payables to associates and joint ventures	36	8
Revenue from operations with associates and joint ventures	13	14
Expenses from operations with associates and joint ventures	9	9
Finance cost from operations with associates and joint ventures	€ 1	€ 0